Offerings - Offering: 1	May 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, reserved for issuance under the Integra LifeSciences Holdings Corporation Fifth Amended and Restated 2003 Equity Incentive Plan, as amended
Amount Registered | shares	3,550,000
Proposed Maximum Offering Price per Unit	11.09
Maximum Aggregate Offering Price	$ 39,369,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,437
Offering Note
(1) In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Integra LifeSciences Holdings Corporation Fifth Amended and Restated 2003 Equity Incentive Plan, as amended (the “Plan”) by reason of any substitutions or adjustments to shares to account for any change in corporate capitalization, such as a merger, consolidation, reorganization, recapitalization, separation, partial or complete liquidation, stock dividend, stock split, reverse stock split, split up, spin-off, or other distribution of stock or property of Integra LifeSciences Holdings Corporation (the “Company” or “Registrant”), combination or exchange of shares of common stock, $0.01 par value per share (the “Common Stock”), dividend in kind, or other like change in capital structure.

(2) Represents shares of Common Stock of the Registrant reserved for future issuance under the Plan, as of the date of this registration statement, which shares of Common Stock were added to the shares reserved under the Plan pursuant to an increase in shares of Common Stock available under the Plan approved by the Registrant’s stockholders at the Registrant’s 2026 Annual Meeting of Stockholders.

(3) Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the amount of the registration fee based on the average of the high and low prices for a share of the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on May 4, 2026, a date within five business days of the filing of this registration statement.